                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/00
                                               --------

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name: Northaven Management Inc.
      ------------------------------------------------------------------------
Address: 200 Park Ave.
         ---------------------------------------------------------------------
         NY, NY
         ---------------------------------------------------------------------
         10006
         ---------------------------------------------------------------------



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Camillone
       -----------------------------------------------------------------------
Title: Account Rep
       -----------------------------------------------------------------------
Phone: 212-251-3117
       -----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Paul Camillone                      NYC, NY                      2-12-01
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
28-___________________________     _______________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
-------   ---------------------------   --------------------------------

[Repeat as necessary.]


------------------------------------------------------------------------------------------------------------------------------------
                                                                FORM 13F                                                  02/06/2001
REPORTING MANAGER: Furman Selz LLC                                                                                            Page 1


------------------------------------------------------------------------------------------------------------------------------------
                                                            VALUATION CURRENCY: USD

             ITEM 1              ITEM 2     ITEM 3       ITEM 4     ITEM 5          ITEM 6          ITEM 7            ITEM 8
         Name of Issuer           TITLE     CUSIP         FAIR    SHARES OF      INVEST. DESC.      MANA-       VOTING AUTHORITY
                                   OF       NUMBER       MARKET   PRINCIPLE               SHARED    GERS
                                  CLASS                  VALUE     AMOUNT      SOLE SHARED OTHER            SOLE     SHARED   OTHER
                                                                                (A)  (B)     C)              (A)      (B)      (C)
----------------------------------------------------------------------------------------------------------------------------------
***ACE LTD-ORD                   COMMON   G0070K103    6,552,350    154,400   N   X                  NORT   154,400
***PARTNERRE LTD                 COMMON   G6852T105   14,252,650    233,650   N   X                  NORT   233,650
AMERITRADE HOLDING CORP-CL A     OTC EQ   03072H109      385,000     55,000   N   X                  NORT    55,000
AMSOUTH BANCORPORATION           COMMON    32165102      762,500     50,000   N   X                  NORT    50,000
BANKNORTH GROUP INC NEW-DEL      OTC EQ   06646R107    2,890,938    145,000   N   X                  NORT   145,000
BERKSHIRE HATHAWAY INC-DEL-      OTC EQ    84670108    5,325,000         75   N   X                  NORT        75
CB BANCSHARES INC-HAWAII         OTC EQ   124785106    5,210,844    200,900   N   X                  NORT   200,900
CCBT FINL COS INC                OTC EQ   12500Q102      376,250     20,000   N   X                  NORT    20,000
CHASE MANHATTAN CORP NEW         COMMON   16161A108    3,407,813     75,000   N   X                  NORT    75,000
CONNECTICUT BANCSHARES INC       OTC EQ   207540105      273,750     15,000   N   X                  NORT    15,000
COUNTRYWIDE CREDIT INDS INC      COMMON   222372104    5,025,000    100,000   N   X                  NORT   100,000
CREDIT SUISSE FIRST BOSTON U     COMMON   22541L103    3,211,125    856,300   N   X                  NORT   856,300
DIME BANCORP INC                 COMMON   25429Q102   15,561,700    526,400   N   X                  NORT   526,400
EAST WEST BANCORP INC            OTC EQ   27579R104    4,745,132    190,281   N   X                  NORT   190,281
EVEREST RE GROUP LTD             COMMON   G3223R108   18,708,450    261,200   N   X                  NORT   261,200
FINOVA GROUP INC                 COMMON   317928109       66,200     66,200   N   X                  NORT    66,200
GATEWAY AMERICAN BANCSHARES      OTC EQ   367569100      169,125    102,500   N   X                  NORT   102,500
GOLDEN STATE BANCORP INC         COMMON   381197102   12,439,819    395,700   N   X                  NORT   395,700
HUNTINGTON BANCSHARES INC        OTC EQ   446150104    4,492,031    277,500   N   X                  NORT   277,500
INDEPENDENT BANK CORP-MASS       OTC EQ   453836108    2,851,250    228,100   N   X                  NORT   228,100
IRWIN FINANCIAL CORP             OTC EQ   464119106    2,841,244    134,100   N   X                  NORT   134,100
J P MORGAN CHASE & CO            COMMON   46625H100    4,137,500     25,000   N   X                  NORT    25,000
KANSAS CITY LIFE INSURANCE C     OTC EQ   484836101    4,492,625    127,000   N   X                  NORT   127,000
KEYCORP NEW                      COMMON   493267108    4,009,600    143,200   N   X                  NORT   143,200
LOCAL FINANCIAL CORP             COMMON   539553107    5,784,844    440,750   N   X                  NORT   440,750
MBIA INC                         COMMON   55262C100    6,219,088     83,900   N   X                  NORT    83,900
MEDFORD BANCORP INC              OTC EQ   584131106      542,500     35,000   N   X                  NORT    35,000
MILLENNIUM BANK - MALVERN PA     OTC EQ   60036L105    1,050,000    200,000   N   X                  NORT   200,000
NEWMIL BANCORP INC               OTC EQ   651633109    2,266,713    214,600   N   X                  NORT   214,600
PACIFIC CREST CAPITAL INC        OTC EQ   694166109    3,513,250    244,400   N   X                  NORT   244,400
PROVIDENT BANKSHARES CORP        OTC EQ   743859100    2,089,379    100,090   N   X                  NORT   100,090
ST PAUL COMPANIES INC            COMMON   792860108    1,357,813     25,000   N   X                  NORT    25,000
STERLING FINANCIAL CORP-WASH     OTC EQ   859319105    1,030,625     85,000   N   X                  NORT    85,000
STUDENT LOAN CORP                COMMON   863902102    3,973,938     73,000   N   X                  NORT    73,000
SUMMIT BANCORP                   COMMON   866005101    4,811,625    126,000   N   X                  NORT   126,000
SUPERIOR FINANCIAL CORP RSTD     OTC EQ   868161100    3,920,241    358,422   N   X                  NORT   358,422
TRENWICK GROUP LTD BERMUDA       COMMON   G9032C109   12,282,188    495,000   N   X                  NORT   495,000
U S BANCORP-DEL                  COMMON   902973106   13,210,263    452,600   N   X                  NORT   452,600
W R BERKLEY CORP                 OTC EQ    84423102    4,261,031     90,300   N   X                  NORT    90,300
WESTBANK CORP                    OTC EQ   957116106      574,700     82,100   N   X                  NORT    82,100


PAGE COLUMN TOTALS                                   189,076,095